Cover	6 Months Ended
Aug. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Current Fiscal Year End Date	--02-28
Entity Registrant Name	Micware Co., Ltd
Entity Central Index Key	0002083526